UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03055

T. Rowe Price Tax-Exempt Money Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: May 31, 2012

Item 1. Schedule of Investments

Tax-Exempt Money Fund	May 31, 2012

T. Rowe Price Tax-Exempt Money Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
OTHER COMMERCIAL PAPER 8.5%		
Anne Arundel County, GO, TECP, 0.20%, 6/6/12	5,930	5,930
California Statewide CDA, Kaiser Permanente, TECP 0.25%, 12/11/12	5,000	5,000
Charlotte, GO, BAN, TECP, 0.20%, 9/18/12	4,750	4,750
Delaware HFA, Christiana Care Health, TECP, 0.21%, 6/25/12	3,500	3,500
Indiana Fin. Auth., Trinity Health, TECP, 0.17%, 7/18/12	7,000	7,000
Montgomery County, GO, TECP, 0.23%, 8/10/12	4,730	4,730
Montgomery County, GO, TECP, 0.23%, 9/14/12	5,750	5,750
Montgomery County, GO, TECP, 0.26%, 8/2/12	24,450	24,450
Rochester Health Care Fac., Mayo Clinic, TECP, 0.22%, 9/13/12	6,000	6,000
Tennessee, Consolidated Retirement, GO, TECP, 0.17%, 6/4/12	5,000	5,000
Tennessee, Consolidated Retirement, GO, TECP, 0.21%, 8/8/12	4,000	4,000
Total Other Commercial Paper (Cost $76,110)		76,110
OTHER MUNICIPAL DEBT 46.6%		
Baltimore County, Metropolitan Dist., GO, BAN 2.50%, 12/17/12	9,500	9,616
California, 5.00%, 2/1/13	1,000	1,032
Charleston Water & Sewer, Capital Improvement 5.00%, 1/1/13	1,000	1,027
Charlotte, 4.50%, 7/1/12 (1)	265	266
Charlotte, Water & Sewer, 3.50%, 7/1/12	650	652
Colorado HFA, Catholic Health Initiatives, 3.00%, 7/1/12	1,000	1,002
Colorado HFA, Catholic Health Initiatives, 5.00%, 11/8/12	1,000	1,021
Dallas Water & Sewer, VRTR, 0.20%, 6/7/12 (2)	1,440	1,440
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta 5.00%, 11/15/12	1,000	1,022
District of Columbia, GO, TRAN, 2.00%, 9/28/12	22,000	22,123
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/13	1,000	1,038

Fairfax County Redev. & Housing Auth., BAN, 4.00%, 3/1/13	1,800	1,850
Florida Board of Ed., GO, 5.00%, 6/1/12	3,215	3,215
Forsyth County, GO, 5.00%, 4/1/13	2,175	2,261
Georgia, GO, 2.00%, 11/1/12	5,200	5,238
Georgia, GO, 4.00%, 9/1/12	1,500	1,514
Guilford County, Public Improvement, GO, 5.00%, 8/1/12	350	353
Gwinnett County School Dist., GO, 5.00%, 2/1/13	3,000	3,095
Gwinnett County School Dist., GO, VRTR, 0.18%, 6/7/12	1,060	1,060
Harris County Cultural Ed. Fac., Methodist Hosp. 5.00%, 6/1/12	1,000	1,000
Idaho, GO, TAN, 2.00%, 6/29/12	13,300	13,318
Illinois EFA, Univ. of Chicago, 0.24%, 5/2/13	13,200	13,200
Illinois Fin. Auth., Advocate Health Care Network 0.22%, 1/24/13	2,000	2,000
Jackson County PCR, Chevron, 0.18%, 8/1/12	9,840	9,840
JPMorgan Chase, Baptist Health South Florida, VRTR 0.18%, 6/7/12 (3)	8,000	8,000
JPMorgan Chase, Children's Hosp. of Philadelphia, VRTR 0.18%, 6/7/12 (3)	2,265	2,265
JPMorgan Chase, Dallas Area Rapid Transit, VRTR 0.20%, 6/7/12 (2)(3)	4,100	4,100
JPMorgan Chase, Duke Univ., VRTR, 0.18%, 6/7/12 (3)	2,495	2,495
JPMorgan Chase, Florida Board of Ed., GO, VRTR 0.18%, 6/7/12 (3)	4,500	4,500
JPMorgan Chase, Honolulu, GO, VRTR, 0.18%, 6/7/12 (3)	5,740	5,740
JPMorgan Chase, Massachusetts, GO, VRTR, 0.19%, 6/7/12 (3)	2,655	2,655
JPMorgan Chase, Minnesota, Series 3807Z, GO, VRTR 0.18%, 6/7/12 (3)	1,750	1,750
JPMorgan Chase, Minnesota, Series 3844, GO, VRTR 0.18%, 6/7/12 (3)	1,700	1,700
JPMorgan Chase, Minnesota, Series 3845, GO, VRTR 0.18%, 6/7/12 (3)	1,600	1,600
JPMorgan Chase, Pennsylvania Housing, Single Family, VRTR 0.18%, 6/7/12 (3)	2,000	2,000

JPMorgan Chase, Port Auth. of New York & New Jersey, VRTR 0.18%, 6/7/12 (3)	1,500	1,500
JPMorgan Chase, Reading Hosp. & Medical Center, VRTR 0.18%, 6/7/12 (3)	2,250	2,250
JPMorgan Chase, Salt River Agriculutral Improvement & Power Dist., VRTR, 0.18%, 6/7/12 (3)	2,290	2,290
JPMorgan Chase, San Antonio Electric & Gas, Series 3344 VRTR, 0.18%, 6/7/12 (3)	3,200	3,200
JPMorgan Chase, San Antonio Electric & Gas, Series 3688Z VRTR, 0.18%, 6/7/12 (3)	5,000	5,000
JPMorgan Chase, Virginia Transportation Board, VRTR 0.18%, 6/7/12 (3)	5,000	5,000
JPMorgan Chase, Washington, GO, VRTR, 0.18%, 6/7/12 (3)	2,500	2,500
Kansas DOT, VRTR, 0.18%, 6/7/12	2,500	2,500
King County, Sewer, GO, 2.00%, 1/1/13	640	646
King County, Harborview Medical Center, GO, 5.00%, 6/1/13	1,000	1,047
Maryland, State & Local Fac., GO, 5.00%, 8/1/12	1,195	1,205
Maryland, State & Local Fac., Capital Improvement, GO 5.25%, 3/1/13	500	518
Mercer County, Community College, GO, 1.00%, 2/1/13	2,390	2,401
Michigan Hosp. Fin. Auth., Ascension Health, 5.00%, 11/1/12	7,470	7,618
Milwaukee, Promissory Notes, GO, 4.00%, 2/1/13	1,000	1,025
Missouri HEFA, SSM Health Care, 5.25%, 6/1/12	2,700	2,700
Montgomery County, Public Improvement, GO, 5.00%, 11/1/12	1,200	1,224
New Jersey, GO, TRAN, 2.00%, 6/21/12	8,400	8,408
New York City, GO, 5.00%, 8/1/12	170	171
New York City Housing Dev. Corp., Mulit-Family 0.27%, 2/1/13	9,000	9,000
New York City Housing Dev. Corp., Multi-Family 0.30%, 6/29/12	3,000	3,000
New York City Transitional Fin. Auth., Future Tax, 4.00%, 2/1/13	400	410
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/12	1,035	1,043
New York City Transitional Fin. Auth., Future Tax, Series D-2 5.00%, 11/1/12	2,900	2,958

New York City Transitional Fin. Auth., Future Tax, Series I-2 5.00%, 11/1/12	725	739
New York Liberty Dev. Corp., World Trade Center 0.27%, 11/8/12	24,700	24,700
New York State, GO, 5.00%, 4/15/13	550	572
Newport News, General Improvement, GO, 3.00%, 7/15/12	320	321
Newport News, General Improvement, GO, 5.00%, 1/15/13	1,110	1,143
North Carolina Capital Fac. Fin. Agency, Duke Univ. 5.125%, 10/1/12	4,650	4,725
Ohio, Common Schools, GO, 5.00%, 9/15/12	2,000	2,028
Ohio, Higher Ed., GO, 5.00%, 11/1/12	1,000	1,020
Ohio State Univ., 5.00%, 12/1/12	2,115	2,166
Orange County Sanitation Dist., VRTR, 0.18%, 6/7/12	3,235	3,235
Oregon, GO, TRAN, 2.00%, 6/29/12	4,000	4,005
Palm Beach County, Water & Sewer, VRTR, 0.18%, 6/7/12	5,535	5,535
Pennsylvania State Univ., 0.30%, 6/1/12	2,335	2,335
Philadelphia Hosp. & Higher Ed. Fac., Children's Hosp. 4.25%, 7/1/12	600	602
Prince George's County, Consolidated Public Improvement Series A, GO 3.00%, 9/15/12	1,475	1,487
Prince George's County, Consolidated Public Improvement Series B, GO, 3.00%, 9/15/12	1,990	2,006
Texas, Water Fin. Assistance, GO, 3.00%, 8/1/12	1,040	1,045
Texas, GO, TRAN, 2.50%, 8/30/12	16,700	16,793
Texas, PFA, GO, 5.00%, 10/1/12	3,200	3,250
Texas, Transportation Commission, GO, 4.50%, 4/1/13	1,100	1,139
Triborough Bridge & Tunnel Auth., 4.00%, 11/15/12	22,525	22,913
Triborough Bridge & Tunnel Auth., 5.25%, 11/15/12	1,600	1,636
Univ. of Pittsburgh, 2.00%, 6/18/12	3,400	3,403
Univ. of Texas, 5.25%, 8/15/12	300	303
Utah Transit Auth., VRTR, 0.18%, 6/7/12	425	425
Virginia, Series A, GO, 5.00%, 6/1/12	3,045	3,045

Virginia, Series B, GO, 5.00%, 6/1/12	500	500
Virginia College Building Auth., Public Higher Ed. Fin., Series A-1 5.00%, 9/1/12	1,250	1,265
Virginia College Building Auth., Public Higher Ed. Fin., Series A-2 5.00%, 9/1/12	1,400	1,416
Virginia College Building Auth., Public Higher Ed. Fin., Series B 5.00%, 9/1/12	450	455
Virginia College Building Auth., Public Higher Ed. Fin. Unrefunded, Series A, 5.00%, 9/1/12	1,555	1,573
Virginia HDA, Single Family, 1.25%, 3/1/13	2,000	2,015
Virginia Public Building Auth., 5.00%, 8/1/12	1,000	1,008
Virginia Public School Auth., 1997 Resolution, GO 2.00%, 8/1/12	1,970	1,976
Virginia Public School Auth., 1997 Resolution, GO 3.25%, 8/1/12	395	397
Virginia Resources Auth., 2.00%, 11/1/12	2,240	2,256
Virginia Resources Auth., Clean Water, 5.25%, 10/1/12	1,000	1,017
Virginia Resources Auth., Moral Obligation, 2.00%, 11/1/12	895	901
Virginia Transportation Board, 2.50%, 5/15/13	1,000	1,021
Washington State, GO, VRTR, 0.18%, 6/7/12	2,460	2,460
Wells Fargo Stage Trust, Catholic Health Initiatives, VRTR 0.20%, 6/7/12 (3)	6,245	6,245
Wells Fargo Stage Trust, Cornell Univ., VRTR, 0.20%, 6/7/12 (3)	7,500	7,500
Wells Fargo Stage Trust, Dormitory Auth. of the State of New York, Personal Income Tax, VRTR, 0.20%, 6/7/12 (3)	4,000	4,000
Wells Fargo Stage Trust, Emory Univ., Series 32C, VRTR 0.20%, 6/7/12 (3)	4,500	4,500
Wells Fargo Stage Trust, Emory Univ., Series 95C, VRTR 0.20%, 6/7/12 (3)	4,865	4,865
Wells Fargo Stage Trust, Florida Board of Ed., GO, VRTR 0.20%, 6/7/12 (3)	9,005	9,005
Wells Fargo Stage Trust, Geisinger Health, VRTR 0.20%, 6/7/12 (3)	1,600	1,600
Wells Fargo Stage Trust, Harvard Univ., VRTR, 0.20%, 6/7/12 (3)	6,995	6,995

Wells Fargo Stage Trust, Los Angeles Harbor, VRTR 0.20%, 6/7/12 (3)	4,000	4,000
Wells Fargo Stage Trust, Mayo Clinic, VRTR, 0.20%, 6/7/12 (3)	3,800	3,800
Wells Fargo Stage Trust, New York City Transitional Fin. Auth. Series 21C, VRTR, 0.20%, 6/7/12 (3)	1,685	1,685
Wells Fargo Stage Trust, New York City Transitional Fin. Auth. Series 71, VRTR, 0.20%, 6/7/12 (3)	4,900	4,900
Wells Fargo Stage Trust, Seattle Children's Hosp., VRTR 0.20%, 6/7/12 (3)	6,000	6,000
Wells Fargo Stage Trust, Stanford Univ., California Ed. Fac. VRTR, 0.20%, 6/7/12 (3)	3,900	3,900
Wells Fargo Stage Trust, Texas A&M Univ., Series 29C, VRTR 0.20%, 6/7/12 (3)	4,575	4,575
Wells Fargo Stage Trust, Texas A&M Univ., Series 53C, VRTR 0.20%, 6/7/12 (3)	4,050	4,050
Wells Fargo Stage Trust, Univ. of Pennsylvania, VRTR 0.20%, 6/7/12 (3)	4,580	4,580
Wells Fargo Stage Trust, Univ. of Southern California, VRTR 0.20%, 6/7/12 (3)	3,235	3,235
Total Other Municipal Debt (Cost $416,868)		416,868

VARIABLE RATE DEMAND NOTES 45.5%

Alaska Int'l. Airport, VRDN, 0.16%, 6/7/12	17,000	17,000
Austin, Water & Wastewater, VRDN, 0.17%, 6/7/12	19,100	19,100
Berks County Municipal Auth., Reading Hosp. & Medical Center VRDN, 0.18%, 6/7/12	7,445	7,445
Chicago Board of Ed., GO, VRDN, 0.16%, 6/7/12	5,200	5,200
Cleveland Airport, VRDN, 0.16%, 6/7/12	18,455	18,455
Colorado HFA, Sisters of Charity of Leavenworth, VRDN 0.15%, 6/7/12	4,920	4,920
Colorado Housing Fin. Auth., Multi-Family, VRDN 0.17%, 6/7/12	4,400	4,400
Colorado Housing Fin. Auth., Single Family, VRDN 0.17%, 6/7/12	1,305	1,305

Colorado Housing Fin. Auth., Single Family, VRDN 0.18%, 6/7/12	8,400	8,400
Colorado Housing Fin. Auth., Single Family, VRDN 0.20%, 6/7/12	5,450	5,450
Fairfax County IDA, Inova Health, VRDN, 0.15%, 6/7/12	3,300	3,300
Fairfax County IDA, Inova Health, VRDN, 0.20%, 6/1/12	6,195	6,195
Fayette County Hosp. Auth., Piedmont Healthcare, VRDN 0.21%, 6/7/12	29,585	29,585
Georgia Private Colleges & Univ. Auth., Emory Univ., VRDN 0.14%, 6/7/12	4,500	4,500
Harris County Health Fac. Dev. Corp., Methodist Hosp., VRDN 0.18%, 6/1/12	1,565	1,565
Illinois Fin. Auth., Univ. of Chicago, VRDN, 0.15%, 6/7/12	6,275	6,275
Jacksonville Electric Auth., VRDN, 0.16%, 6/7/12	15,310	15,310
Johnson City Health & Ed. Fac. Board, Mountain States Health Alliance, VRDN, 0.17%, 6/7/12	20,000	20,000
Kentucky Economic Dev. Fin. Auth., Baptist Healthcare, VRDN 0.17%, 6/7/12	6,500	6,500
Loudoun County IDA, Howard Hughes Medical Institute, VRDN 0.14%, 6/7/12	2,100	2,100
Lower Neches Valley Auth., Exxon Mobil, VRDN, 0.15%, 6/1/12	2,055	2,055
Lynchburg IDA, Centra Health, Series A, VRDN, 0.21%, 6/7/12	10,445	10,445
Lynchburg IDA, Centra Health, Series D, VRDN, 0.21%, 6/7/12	7,275	7,275
Maryland CDA, Kirkwood House Apartments, VRDN 0.17%, 6/7/12	3,000	3,000
Maryland HHEFA, Johns Hopkins Health, Howard County General Hosp., VRDN, 0.16%, 6/7/12	400	400
Maryland Stadium Auth., Football Stadium, VRDN 0.17%, 6/7/12	4,780	4,780
Massachusetts HEFA, Partners Healthcare, VRDN 0.14%, 6/7/12	1,600	1,600
Mecklenburg Country, GO, VRDN, 0.19%, 6/7/12	6,005	6,005
Metropolitan Transportation Auth., Dedicated Tax Fund, VRDN 0.15%, 6/7/12	6,655	6,655

Mississippi Hosp. Equipment & Fac. Auth., North Mississippi Health, VRDN, 0.16%, 6/7/12	8,516	8,516
Missouri HEFA, BJC Health, VRDN, 0.12%, 6/7/12	2,300	2,300
Monroe County Dev. Auth., Oglethorpe Power, VRDN 0.18%, 6/7/12	12,770	12,770
Montgomery County Housing Opportunities Commission Canterbury Apartments, VRDN, 0.18%, 6/7/12	13,100	13,100
Montgomery County Housing Opportunities Commission Multi-Family, Series A, VRDN, 0.16%, 6/7/12	2,100	2,100
Montgomery County Housing Opportunities Commission Multi-Family, Series C, VRDN 0.16%, 6/7/12	5,320	5,320
New York City Housing Dev. Corp., 201 Pearl Street Multi-Family, VRDN, 0.17%, 6/7/12	8,400	8,400
New York City Transitional Fin. Auth., Future Tax, VRDN 0.16%, 6/7/12	8,000	8,000
Pennsylvania IDA, VRDN, 0.16%, 6/7/12	4,325	4,325
Piedmont Municipal Power Agency, VRDN, 0.15%, 6/7/12	15,700	15,700
Piedmont Triad Airport Auth., VRDN, 0.16%, 6/7/12	8,800	8,800
Raleigh Durham Airport Auth., VRDN, 0.19%, 6/7/12	10,365	10,365
Rockport Ind. PCR, American Electric Power, Series A, VRDN 0.16%, 6/7/12	5,000	5,000
Rockport Ind. PCR, American Electric Power, Series B, VRDN 0.16%, 6/7/12	3,000	3,000
South Carolina Jobs-Economic Dev. Auth., AnMed Health, VRDN 0.17%, 6/7/12	10,610	10,610
South Dakota HEFA, Sanford Health, Sioux Valley Hosp. Series B, VRDN 0.20%, 6/7/12	5,415	5,415
South Dakota HEFA, Sanford Health, Sioux Valley Hosp. Series D, VRDN 0.20%, 6/7/12	4,080	4,080
Southern Ute Indian Tribe, VRDN, 0.19%, 6/7/12 (3)	28,000	28,000
Tarrant County Cultural Ed. Fac. Fin. Corp., Baylor Health Care VRDN, 0.19%, 6/7/12	2,120	2,120
Tempe, Transit Excise Tax, VRDN, 0.18%, 6/7/12	19,075	19,075
Total Variable Rate Demand Notes (Cost $406,216)		406,216

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Exempt Money Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance to align fair value measurement and disclosure requirements in U.S. GAAP with International Financial Reporting Standards. The guidance is effective for fiscal years and interim periods beginning on or after December 15, 2011. Adoption will have no effect on net assets or results of operations.

In December 2011, the FASB issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund values its financial instruments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. On May 31, 2012, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2012, the cost of investments for federal income tax purposes was $899,194,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Exempt Money Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 25, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date July 25, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date July 25, 2012